Schedule of dividends proposed (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders Equity
Net (loss) income for the year	R$ (172)	R$ 802	R$ 2,179
Legal reserve		(40)	(109)
Governmental subsidy reserve		(438)	(9)
Calculation basis of dividends		324	2,061
Mandatory minimum dividends – 25%		R$ 81	R$ 515